Personnel - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number and average number of employees [Abstract]
Cost of personnel employed	$ 561.2	$ 653.5	$ 810.2